Additional Capital (AT1 securities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 30, 2022
Disclosure of detailed information about borrowings [line items]
Additional Tier 1 capital (AT1)	$ 97.6	$ 97.6
Distributions of convertible instruments	$ 13.3	$ 13.3
Convertible instruments, tier one capital, ratio, minimum	64.00%
CET1 Capital Ratio	206.00%	202.00%
Capital headroom	$ 524.5	$ 414.3
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			13.25%
Five Year Semi Annual US Treasury Securities Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			10.158%